Other Non Current Assets	12 Months Ended
Aug. 31, 2022
Short-Term Investments [Abstract]
OTHER NON CURRENT ASSETS
11.	OTHER NON CURRENT ASSETS

Other non current assets primarily consist of receivable from a third party and deposits for operating leases. In fiscal year 2020, USD 8,711(approximately RMB 59,648) deposit was paid for acquisition of equity interest of an US education group, and subsequently the acquisition was terminated before year ended August 31, 2020. The deposit paid was then turned into a promissory note issued by the Company to the contractual parties in November 2020. Pursuant to the promissory note, the principal amount of USD 8,711 will be repaid on December 31, 2022 at a rate of 9% per annum compounding quarterly. As of August 31, 2021, it was recorded as other non-current asset on the consolidated balance sheet. In fiscal year 2021, the Group recorded RMB 5,319 interest income, of which RMB 2,262 was included in interest receivable as of August 31, 2021. The promissory note was early redeemed in March 2022, and the Group recorded RMB 3,788 interest income in fiscal year 2022. As of August 31, 2022, the principal and interest receivable of the promissory note has been fully settled.